Bank Borrowings - Schedule of Outstanding Balances of Bank Borrowings (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Schedule of Outstanding Balances of Bank Borrowings [Line Items]
Bank borrowings	$ 8,871,262	$ 1,142,072	$ 9,000,000
Standard Chartered Bank (Hong Kong) Limited [Member]
Schedule of Outstanding Balances of Bank Borrowings [Line Items]
Type	Government guaranteed SME loan
Maturity Date	Within 10 years or on demand
Currency	HK$1	HK$1
Weighted average interest rate	3.521%	3.521%	3.625%
Bank borrowings	$ 8,871,262	$ 1,142,072	$ 9,000,000